Schedule of Common Stock Activities (Details) - Common Stock [Member] - Board of Directors Chairman [Member]	12 Months Ended
Dec. 31, 2023 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, shares	4,550,166
Preferred Stock to Common Stock	7,057,797
Convertible Notes to Common Stock	6,177,229
Stock Options to Common Stock	612,670
Converting of Warrants to Common Stock	3,859,464
Private OneMedNet to ONMD Public Shares	(2,257,326)
Converting Data Knights Common Stock (A and B) to ONMD Public Shares	3,460,275
Issuance Public Shares	111,957
Ending balance, shares	23,572,232